Financial Assets and Financial Liabilities - Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Lease liabilities	¥ 17,490	¥ 14,713	¥ 2,161
Due to a shareholder	325
Other payables and accruals	46,210	72,339
Group
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Interest-bearing loans and borrowings	64,306	59,323
Lease liabilities	21,778	20,355
Trade payables	27,310	34,697
Due to a shareholder	325
Due to a related party	7,177
Other payables and accruals	29,485	51,890
Group | On Demand
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Interest-bearing loans and borrowings	10,000	5,000
Due to a shareholder	325
Group | Less than 1 Year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Interest-bearing loans and borrowings	54,306	54,323
Lease liabilities	8,263	5,634
Trade payables	27,310	34,697
Due to a related party	7,177
Other payables and accruals	29,485	20,190
Group | >1 Year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Lease liabilities	¥ 13,515	14,721
Other payables and accruals		¥ 31,700